GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GENERAL AND ADMINISTRATIVE EXPENSES
Share-based compensation	$ 3,569	$ 9,628
General and administrative expenses	22,704	28,674
General and administrative expenses
GENERAL AND ADMINISTRATIVE EXPENSES
Wages and benefits	6,993	7,083
Share-based compensation	2,224	7,274
Consulting fees	2,814	1,435
Consulting fees	2,175	2,618
Travelling, representation and convention	964	668
Office and administration	6,848	8,862
Stock exchange, authorities, and communication	442	462
Depreciation and amortization	248	246
Loss on asset disposal	5
Other financial fees	21	26
Grants	(30)
General and administrative expenses	$ 22,704	$ 28,674